INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Environmental obligations (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of investments in rehabilitation obligation funds [Abstract]
Opening balance	R 227,700,000	R 202,100,000
Opening balance, rehabilitation trust funds	110,500,000		R 87,900,000
Transferred from non-current assets held-for-sale	0	9,900,000	0
Growth in environmental rehbilitation trust funds	7,500,000	7,500,000	6,500,000
Growth in reimbursive right	(8,800,000)	(8,900,000)	(8,000,000)
Cash and cash equivalents in environmental rehabilitation trust funds	118,000,000	110,500,000
Closing balance	244,000,000	227,700,000	202,100,000
Investments in rehabilitation obligation funds	R 227,700,000	R 227,700,000	R 202,100,000